Annual Fund Operating Expenses - John Hancock Multi Asset Credit ETF	Nov. 02, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
None or SAME
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.24%	[1]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.35%)	[2]
Net Expenses (as a percentage of Assets)	0.39%

[1]	“Other expenses” have been estimated for the fund’s first year of operations.
[2]	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.39% of average daily net assets. Expenses means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) borrowing costs, (f) prime brokerage fees, (g) acquired fund fees and expenses paid indirectly, (h) short dividend expense, and (i) contingent tax reclaim recovery expenses. This agreement expires on July 31, 2028, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.